EMPLOYEE BENEFIT PLANS AND MULTI-EMPLOYER PENSION PLANS - (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Multiemployer Plans [Line Items]
Multiemployer Plan, Period Contributions	$ 4,947	$ 4,748
Western Conference Teamster Pension Plan
Multiemployer Plans [Line Items]
Multiemployer Plan, Period Contributions	2,514	2,382
Operating Engineers Pension Trust Fund
Multiemployer Plans [Line Items]
Multiemployer Plan, Period Contributions	534	511
Local 282 Pension Trust Fund
Multiemployer Plans [Line Items]
Multiemployer Plan, Period Contributions	584	508
Trucking Employees of New Jersey Pension Fund
Multiemployer Plans [Line Items]
Multiemployer Plan, Period Contributions	426	377
Westchester Teamsters Pension Fund
Multiemployer Plans [Line Items]
Multiemployer Plan, Period Contributions	150	190
Teamsters Local 445 Construction Division Pension Fund
Multiemployer Plans [Line Items]
Multiemployer Plan, Period Contributions	165	187
Pension Fund of OE 825
Multiemployer Plans [Line Items]
Multiemployer Plan, Period Contributions	124	129
Local No. 863 Pension Plan
Multiemployer Plans [Line Items]
Multiemployer Plan, Period Contributions	134	117
Other
Multiemployer Plans [Line Items]
Multiemployer Plan, Period Contributions	$ 316	$ 347